Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Summary of Other Current Assets

	2022	2021
	€	€
Prepayments	4,044,255	1,507,753
Other assets	582,589	5,699
	4,626,844	1,513,452